Financial instruments at amortized cost	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Instruments At Amortized Cost [Abstract]
Financial instruments at amortized cost
6	Financial instruments at amortized cost

	12/31/2025	12/31/2024
Certificate of deposit	3,054	3,232
Guarantee deposits	3,087	3,759

	6,141	6,991